Share-based Awards (Tables)	9 Months Ended
Sep. 30, 2012
Summary of Stock Option Activity
The following table summarizes option activity for the nine months ended September 30, 2012:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2011	4,902,818	$21.87	$8.61

Granted	829,823	$21.93	$9.56
Exercised	(410,071)	$12.76	$5.51
Forfeited	(458,006)	$24.94	$9.67

Outstanding at September 30, 2012	4,864,564	$22.36	$8.94	4.69

Exercisable at September 30, 2012	2,708,837	$22.41	$8.80	3.36

Summary of Movement in Non-Vested Share Options
The following table summarizes the movement in non-vested share options for the nine months ended September 30, 2012:
	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non vested outstanding at December 31, 2011	2,534,310	$23.30	$9.11

Granted	829,823	$21.93	$9.56
Vested	(935,114)	$24.30	$9.16
Forfeited	(273,292)	$23.55	$9.06

Non vested outstanding at September 30, 2012	2,155,727	$22.31	$9.11

Weighted Average Fair Values and Assumptions Used
The weighted average fair value of options granted during the period ended September 30, 2012 and September 30, 2011 was calculated using the Black-Scholes option pricing model.  The weighted average fair values and assumptions used were as follows:

	Three Months Ended
	September 30,	September 30,
	2012	2011

Weighted average fair value	$10.26	$8.53
Assumptions:
Expected volatility	50%	45%
Dividend yield	0%	0%
Risk-free interest rate	0.69%	1.5%-2.3%
Expected life	5 years	5 years

Summary of RSU Activity
The following table summarizes RSU activity for the nine months ended September 30, 2012:

	RSU Outstanding Number of Shares	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2011	365,000	$19.46

Granted	244,000	$20.87
Ordinary shares issued	-	-
Forfeited	(150,000)	$20.89

Outstanding at September 30, 2012	459,000	$19.74	2.14

Non-cash Stock Compensation Expense
Non-cash stock compensation expense for the nine months ended September 30, 2012 has been allocated as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2012	2011	2012	2011
	(In thousands)		(In thousands)
Direct costs	$1,643	$1,222	$4,526	$3,502
Selling, general and administrative	1,338	996	3,688	2,853
Restructuring and other non-recurring items (note 4)	-	-	620	-

	$2,981	$2,218	$8,834	$6,355